Acquisition	3 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Acquisition
Acquisition
DCG
On April 1, 2015, Dominion Midstream entered into a Purchase, Sale and Contribution Agreement with Dominion pursuant to which Dominion Midstream purchased from Dominion all of the issued and outstanding membership interests of DCG in exchange for total consideration of approximately $500.8 million, as adjusted for working capital. Total consideration to Dominion consisted of the issuance of a two-year $300.8 million senior unsecured promissory note, as adjusted for working capital, payable to Dominion at an annual interest rate of 0.6%, and 5,112,139 unregistered common units, valued at $200.0 million, representing limited partner interests in Dominion Midstream, to Dominion. Interest on the note is payable quarterly, and all principal and accrued interest is due and payable at maturity on April 1, 2017, which under certain conditions can be extended at the option of Dominion Midstream to October 1, 2017. The number of units was based on the volume-weighted average trading price of Dominion Midstream's common units for the 10 trading days prior to April 1, 2015, or $39.12 per unit. The DCG Acquisition supports the expansion of Dominion Midstream's portfolio of natural gas terminaling, processing, storage, transportation and related assets.

The contribution of DCG by Dominion to Dominion Midstream is considered to be a reorganization of entities under common control. Accordingly, Dominion Midstream's net investment in DCG will be recorded at Dominion's historical cost of $501.6 million as of April 1, 2015. Common control began on January 31, 2015, concurrent with Dominion's acquisition of DCG from SCANA, which was accounted for using the acquisition method of accounting. Accordingly, the Consolidated Financial Statements of Dominion Midstream reflect DCG's financial results beginning January 31, 2015. The assets and liabilities of DCG are included in the Consolidated Balance Sheet at March 31, 2015.

In connection with the DCG Acquisition, Dominion Midstream entered into a registration rights agreement with Dominion pursuant to which Dominion Midstream must register the 5,112,139 common units issued to Dominion at its request, subject to certain terms and conditions. Additionally, at the time of Dominion's acquisition of DCG, DCG entered into services agreements and an intercompany tax sharing agreement with Dominion as described in Note 13.